SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
We operate in a single reportable segment, the LNG carrier market. During the years ended December 31, 2022, 2021 and 2020, our fleet operated under spot and short to medium-term time charters. In time charter agreements, the charterer controls the areas in which our vessels will operate, which can be worldwide. Accordingly, we do not evaluate our performance according to geographical region.

Revenues from external charterers

Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2022(1)		Fiscal Year 2021		Fiscal Year 2020
Singaporean trading house	38,206	17%	40,715	25%	38,732	24%
European utility company	32,057	15%	—	—%	—	—%
Asian trading house	30,694	14%	7,708	5%	—	—%
Dutch trading house	27,670	13%	21,577	13%	43,536	26%
International LNG trader	20,444	9%	19,896	12%	1,027	1%
Japanese trading house	17,350	8%	17,807	11%	6,992	4%
European Trading house	11,189	5%	35,109	22%	1,283	1%
British trading house	—	—%	—	—%	23,686	14%

(1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022.